Segment and Geographic Information (Details) (USD $)				2 Months Ended		3 Months Ended		6 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended								6 Months Ended		10 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2012 business_unit segment	Dec. 31, 2011 business_unit	Dec. 31, 2011 segment	Dec. 31, 2011 Successor [Member]		Jun. 30, 2012 Successor [Member]		Jun. 30, 2012 Successor [Member]		Dec. 31, 2011 Successor [Member] AHS [Member]	Jun. 30, 2012 Successor [Member] AHS [Member]		Jun. 30, 2012 Successor [Member] AHS [Member]		Dec. 31, 2011 Successor [Member] TSS [Member]	Jun. 30, 2012 Successor [Member] TSS [Member]		Jun. 30, 2012 Successor [Member] TSS [Member]		Dec. 31, 2011 Successor [Member] LifeCell [Member]	Jun. 30, 2012 Successor [Member] LifeCell [Member]		Jun. 30, 2012 Successor [Member] LifeCell [Member]		Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]		Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]		Nov. 03, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Jun. 30, 2011 Predecessor [Member] AHS [Member]	Jun. 30, 2011 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Jun. 30, 2011 Predecessor [Member] TSS [Member]		Jun. 30, 2010 Predecessor [Member] TSS [Member]	Jun. 30, 2011 Predecessor [Member] TSS [Member]	Nov. 03, 2011 Predecessor [Member] TSS [Member]	Dec. 31, 2010 Predecessor [Member] TSS [Member]		Dec. 31, 2009 Predecessor [Member] TSS [Member]	Jun. 30, 2011 Predecessor [Member] LifeCell [Member]	Jun. 30, 2011 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]		Dec. 31, 2009 Predecessor [Member] LifeCell [Member]		Jun. 30, 2012 Minimum [Member] Countries	Dec. 31, 2011 Minimum [Member] Countries
Segment Reporting Information [Line Items]
Minimum number of countries in which the entity has operations																																																														20	20
Number of reportable operating segments	3	3	3
Number of global business units	3	3	3
Total revenue				$ 347,256,000		$ 495,059,000		$ 986,082,000		$ 231,147,000	$ 330,318,000		$ 656,506,000		$ 42,494,000	$ 56,944,000		$ 115,434,000		$ 73,615,000	$ 107,797,000		$ 214,142,000		$ 168,766,000	$ 530,358,000	$ 518,793,000		$ 500,205,000	$ 526,361,000	$ 505,727,000	$ 496,715,000	$ 484,791,000	$ 1,018,998,000		$ 1,718,122,000		$ 2,013,594,000		$ 1,988,486,000		$ 356,940,000	$ 696,504,000	$ 1,181,944,000	$ 1,402,035,000	$ 1,402,417,000	$ 65,523,000			$ 133,150,000	$ 214,727,000	$ 270,154,000		$ 300,171,000	$ 96,330,000	$ 189,344,000	$ 321,451,000	$ 341,405,000		$ 285,898,000
Operating earnings (loss)				(66,209,000)		26,745,000		20,101,000		72,830,000	104,308,000	[1]	175,746,000	[1]	899,000	(5,927,000)	[1]	(21,453,000)	[1]	13,029,000	23,575,000	[1]	46,639,000	[1]	(52,625,000)	143,417,000	128,637,000		114,567,000	123,526,000	120,152,000	101,357,000	101,340,000	243,204,000		333,996,000		446,375,000		442,484,000		128,815,000 [1]	243,189,000 [1]	440,383,000	463,252,000	444,296,000	4,387,000	[1]		8,619,000 [1]	8,764,000	9,561,000	[2]	36,387,000	24,775,000 [1]	52,913,000 [1]	89,178,000	93,948,000		80,251,000
Non-allocated costs:
General headquarter expense				(3,948,000)		(9,081,000)		(14,027,000)																			(8,606,000)							(22,688,000)		(46,837,000)		(49,312,000)		(43,153,000)
Equity-based compensation				(306,000)	[3]	(492,000)		(989,000)																			(8,234,000)							(15,879,000)		(81,354,000)	[3]	(32,781,000)	[3]	(32,506,000)	[3]
Merger-related and other expenses				(148,713,000)	[4]	(31,313,000)	[5]	(42,065,000)	[5]																		(3,644,000)	[5]						(5,238,000)	[5]	(46,619,000)	[4]	0	[4]	0	[4]
Acquired intangible asset amortization						(54,325,000)	[6]	(123,750,000)	[6]											0 [7]							(8,856,000)	[6]						(17,712,000)	[6]																						(29,519,000) [7]	(38,293,000)	[7]	(42,791,000)	[7]
Total non-allocated costs				(152,967,000)		(95,211,000)		(180,831,000)																			(29,340,000)							(61,517,000)		(204,329,000)		(120,386,000)		(118,450,000)
Product portfolio rationalization																																																	7,400,000
Acceleration of equity-based compensation expense due to immediate vesting upon the Merger				55,000,000
Allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory											29,900,000	[1]	62,400,000	[1]		7,700,000	[1]	23,000,000	[1]		8,300,000	[1]	16,900,000	[1]
Fixed asset impairment								$ 12,443,000					$ 12,400,000	[1]																				$ 0

[1]	The three months ended June 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory of $29.9 million, $7.7 million and $8.3 million, respectively, to our AHS, TSS and LifeCell operating segments. The six months ended June 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of RME and inventory of $62.4 million, $23.0 million and $16.9 million, respectively, to our AHS, TSS and LifeCell operating segments. In addition, our AHS operating segment includes a $12.4 million impairment charge during the first quarter 2012 associated with certain production equipment at our AHS manufacturing plant.
[2]	Includes $7.4 million of expenses associated with the TSS product portfolio rationalization recorded in the second quarter of 2010.
[3]	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.
[4]	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.
[5]	The three and six months ended ended June 30, 2012 includes expenses related to the Merger for seller transaction costs, management fees and restructuring-related expenses as well as business optimization expenses. In addition, the three and six months ended ended June 30, 2012 and 2011 includes expenses related to our global business transformation efforts.
[6]	The three and six months ended ended June 30, 2011 includes amortization of acquired intangible assets related to our purchase of LifeCell in May 2008.
[7]	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.